Stock-based Compensation - Summary of Nonvested Restricted Stock Shares Activity (Detail) - Restricted Stock Awards [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Nonvested, beginning of period	2,993,752	21,485,419
Shares, Granted	0	0
Shares, Forfeited or canceled	0	0
Shares, Vested	2,993,752	18,491,667
Shares, Nonvested, end of period		2,993,752
Weighted Average Grant Date Fair Value, Nonvested, beginning of period	$ 0.03	$ 0.03
Weighted Average Grant Date Fair Value, Granted	0	0
Weighted Average Grant Date Fair Value, Forfeited or canceled		0.03
Weighted Average Grant Date Fair Value, Vested	$ 0.03	0.03
Weighted Average Grant Date Fair Value, Nonvested, end of period		$ 0.03